Segment Information - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 TWD ($)
Disclosure of major customers [abstract]
Revenue recognized in current reporting period related to carried-forward contract liabilities for performance obligation not satisfied in prior year	$ 766